Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of Operating Segments Explanatory

	December 31, 2023	December 31, 2022	December 31, 2021
Net Revenue
Brazil	936,213	534,113	210,397
Latin America (Other than Brazil)	188,968	186,156	144,410
United Kingdom	150,228	175,091	132,617
North America	1,314,551	789,536	334,779
Total	2,589,960	1,684,896	822,203

Disclosure of Segment PPE and Goodwill Explanatory

	December 31, 2023	December 31, 2022	December 31, 2021
Brazil	927,490	629,055	289,762
Latin America (Other than Brazil)	75,238	45,073	42,875
United Kingdom	108,155	111,350	115,549
North America	1,661,253	1,411,377	478,813
Total	2,772,136	2,196,855	926,999